STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive income (loss) [Member]	Retained earnings (Accumulated deficit) [Member]	Treasury Shares [Member]	Total
Balance at Dec. 31, 2013	$ 147	$ 10,882			$ (1,002)	$ 10,027
Balance, shares at Dec. 31, 2013	54,753,582
Issuance of shares related to acquisitions	$ 38	$ 171,514				$ 171,552
Issuance of shares related to acquisitions, shares	13,124,100
Acquisition related expenses paid by the shareholders		3,060				3,060
Contribution by shareholders		1,803				1,803
Stock-based compensation		15,145				15,145
Exercise of stock options	$ 4	1,580				1,584
Exercise of stock options, shares	1,324,749
Other comprehensive income (loss)
Net income (loss)				42,826		42,826
Balance at Dec. 31, 2014	$ 189	$ 203,984		$ 42,826	$ (1,002)	$ 245,997
Balance, shares at Dec. 31, 2014	69,202,431					69,202,431
Issuance of shares related to acquisitions	$ 5	$ 5,574				$ 5,579
Issuance of shares related to acquisitions, shares	1,798,837
Issuance of shares in private placement, net of issuance cost of $105	$ 11	10,009				10,020
Issuance of shares in private placement, net of issuance cost of $105, shares	4,436,898
Stock-based compensation		7,679				7,679
Exercise of stock option and vesting of restricted stock units	$ 1	12				13
Exercise of stock option and vesting of restricted stock units, shares	373,321
Other comprehensive income (loss)			(794)			(794)
Net income (loss)				(68,657)		(68,657)
Balance at Dec. 31, 2015	$ 206	$ 227,258	$ (794)	$ (25,831)	$ (1,002)	$ 199,837
Balance, shares at Dec. 31, 2015	75,811,487					75,811,487
Issuance of shares related to acquisitions	$ 1	$ 674				$ 675
Issuance of shares related to acquisitions, shares	290,981
Issuance of shares related to price adjustment of private placement	$ 2	(2)
Issuance of shares related to price adjustment of private placement, shares	782,981
Stock-based compensation		6,900				$ 6,900
Exercise of stock options, shares						200
Exercise of stock option and vesting of restricted stock units	$ 1	1				$ 2
Exercise of stock option and vesting of restricted stock units, shares	337,620
Other comprehensive income (loss)			529			529
Net income (loss)				201		201
Balance at Dec. 31, 2016	$ 210	$ 234,831	$ (265)	$ (25,630)	$ (1,002)	$ 208,144
Balance, shares at Dec. 31, 2016	77,223,069					77,223,069